UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

Board of Managers

Separate Account B

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF

ALLSTATE ASSURANCE COMPANY

Casey J. Sylla, Chairman of the Board and President

John R. Hunter, Vice President

Michael J. Velotta, Secretary and General Counsel

Margaret M. Dyer, Senior Vice President

Marla G. Friedman, Senior Vice President

John C. Lounds, Senior Vice President

J. Kevin McCarthy, Senior Vice President

Steven E. Shebik, Senior Vice President and Chief Financial Officer

James P. Zils, Treasurer

Samuel H. Pilch, Group Vice President and Controller

Karen C. Gardner, Vice President-Tax

Eric A. Simonson, Senior Vice President and Chief Investment Officer

Bruce A. Teichner, Assistant General Counsel and Secretary

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

A separate account of

Allstate Assurance Company

This report and the financial statements attached are submitted solely for the general information of contract owners of Allstate Assurance Company Separate Account B and are not authorized for other use.

Semi-Annual Report

June 30, 2003

MESSAGE TO PARTICIPANTS:

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

VARIABLE ANNUITY CONTRACTS

This mid-year report of Allstate Assurance Company Separate Account B contains the financial statements and portfolio information of Allstate Assurance Company Separate Account B for the period ended June 30, 2003. Comparative figures that relate to Separate Account B’s activities during the first half of the year of 2003 are provided below.

The accumulation unit value for Allstate Assurance Company Separate Account B increased 15.0% for the first half of 2003, from $10.19 on December 31, 2002 to $11.72 on June 30, 2003. During this same period the S & P 500 index increased by a yield adjusted 11.7%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 2003 was 207,859, down from 211,880 at year-end 2002. As a result of withdrawals and changes in the accumulation unit value, total contract owners’ equity on June 30, 2003 was $3,149,039 compared to $2,832,679 on December 31, 2002.

The stock market has begun to rally after the most severe bear market since the Great Depression. The worst of the Iraqi conflict is likely over, the economy shows signs of improvement, the Federal Reserve cut interest rates, a federal tax cut is in place, and corporate governance continues to strengthen. Productivity improvements remain robust and corporate earnings are growing better than expectations. Valuations are reasonable, and even cheap in comparison to currently low interest rates. Growth stocks have been particularly hard hit in this downturn, and now have the lowest valuations relative to the market in 25 years. We are optimistic that your portfolio of leading growth company stocks will build on the good performance of the first half and do well in this recovery.

Thank you for your continued support.

/s/ David G. Fussell

     David G. Fussell

     Chairman, Board of Managers

     Allstate Assurance Company

     Separate Account B

Allstate Assurance Company Separate Account B

Financial Statements

(Unaudited)

June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2003
ASSETS
Common stocks—at market value (Cost: $2,886,569)	$3,156,248
Cash	5,337
Accrued dividends	2,368

TOTAL ASSETS	3,163,953

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Amounts payable for terminations and variable annuity benefits	11,656
Management fee and other amounts due Allstate Assurance Company	3,258

TOTAL LIABILITIES	14,914

Contract owners’ equity:
Deferred annuity contracts terminable by owners—(accumulation units outstanding: 207,858.653; unit value: $11.721042)	2,436,320
Annuity contracts in pay-out period	712,719

TOTAL CONTRACT OWNERS’ EQUITY	$3,149,039

See notes to financial statements.

STATEMENT OF OPERATIONS

(Unaudited)

Allstate Assurance Company Separate Account B

Six Months Ended June 30, 2003
INVESTMENT LOSS
Income:
Dividends	$13,745

Expenses—Note C:
Investment advisory services	7,176
Mortality and expense assurances	10,046

17,222

NET INVESTMENT LOSS	(3,477)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS—NOTE A
Net realized loss from investment transactions (excluding short-term securities):
Proceeds from sales	180,381
Cost of investments sold	(258,086)

Net realized loss	(77,705)

Net unrealized appreciation (depreciation) of investments:
At end of period	269,679
At beginning of period	(228,157)

Increase in net unrealized appreciation of investments	497,836

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	420,131

INCREASE IN CONTRACT OWNERS’ EQUITY FROM INVESTMENT ACTIVITIES	$416,654

Ratio of expenses to total investment income	125.296%

See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

(Unaudited)

Allstate Assurance Company Separate Account B

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
BALANCE AT BEGINNING OF PERIOD	$2,832,679	$4,976,436

FROM INVESTMENT ACTIVITIES:

Net investment loss	(3,477)	(12,627)
Net realized loss on investments	(77,705)	(289,033)
Increase (Decrease) in net unrealized appreciation of investments	497,836	(1,264,919)

Increase (Decrease) in contract owners’ equity from investment activities	416,654	(1,566,579)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

Net contract purchase payments (Units purchased):
2003—0;
2002—34.986;
2001—91.006;	—	468
Terminations and death benefits (Units terminated):
2003—4,021.295;
2002—27,359.250;
2001—123,561.743;	(43,882)	(336,045)
Variable annuity benefits paid (Number of units):
2003—5,327.145;
2002—19,980.281;
2001—21,146.840;	(56,412)	(241,601)

Decrease in contract owners’ equity from variable annuity contract transactions	(100,294)	(577,178)

Net INCREASE (DECREASE) in contract OWNERS’ EQUITY	316,360	(2,143,757)

BALANCE AT END OF PERIOD	$3,149,039	$2,832,679

See notes to financial statements.

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2003

COMMON STOCKS	Number of Shares	Market Value

CAPITAL GOODS (13.2%)

Allied Waste Industries, Inc. *	8,000	$80,400
Corning, Inc. *	3,000	22,170
General Electric Company	3,400	97,512
Textron, Inc.	2,000	78,040
Tyco International, Ltd.	4,100	77,818
Waste Management, Inc.	2,500	60,225

		416,165

CONSUMER GOODS (16.6%)

Lear Corporation *	2,400	110,448
Lowe’s Companies, Inc.	2,600	111,670
Masco Corporation	3,000	71,550
Newell Rubbermaid, Inc.	2,500	70,000
Office Depot, Inc. *	5,100	74,001
PepsiCo, Inc.	1,300	57,850
Staples, Inc. *	1,500	27,525

		523,044

CONSUMER SERVICES (20.6%)

AOL Time Warner, Inc. *	4,000	64,360
Cendant Corporation *	5,960	109,187
Comcast Corporation Class A *	3,600	103,788
Kroger Company *	3,000	50,040
Safeway, Inc. *	2,300	47,058
United Rentals, Inc. *	7,000	97,230
Viacom, Inc. Class B *	900	39,294
Wal-Mart Stores, Inc.	1,600	85,872
Walt Disney Company	2,700	53,325

		650,154

ENERGY (6.6%)

Grant Prideco, Inc. *	3,000	35,250
Royal Dutch Petroleum Company	500	23,310
Schlumberger, Ltd.	1,000	47,570
Weatherford International, Inc. *	2,400	100,560

		206,690

See notes to financial statements.

SCHEDULE OF INVESTMENTS—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2003

	Number of Shares	Market Value
COMMON STOCKS—Continued

FINANCIAL (19.2%)

Affiliated Managers Group, Inc. *	1,700	$103,615
American Express Company	2,700	112,887
American International Group, Inc.	500	27,590
Bank of America Corporation	1,000	79,030
Citigroup, Inc.	1,500	64,200
J.P. Morgan Chase and Company	2,050	70,069
Morgan Stanley	1,000	42,750
Washington Mutual, Inc.	2,500	103,250

		603,391
HEALTH CARE (4.0%)

Eli Lilly and Company	500	34,485
Johnson & Johnson	764	39,499
Medtronic, Inc.	700	33,579
Tenet Healthcare Corporation *	1,700	19,805

		127,368
TECHNOLOGY—HARDWARE (5.9%)

Cisco Systems, Inc. *	6,000	99,540
Intel Corporation	3,700	76,900
JDS Uniphase Corporation *	2,800	9,828

		186,268
TECHNOLOGY—SOFTWARE & SERVICES (10.2%)

First Data Corporation	2,000	82,880
Microsoft Corporation	4,200	107,562
Oracle Corporation *	5,300	63,706
Yahoo!, Inc. *	2,000	65,520

		319,668

See notes to financial statements.

SCHEDULE OF INVESTMENTS—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2003

	Number of Shares	Market Value
COMMON STOCKS—Continued

TELECOMMUNICATIONS (3.9%)

Sanmina-SCI Corporation *	7,496	$47,300
Sprint Corp.—PCS Group *	3,000	17,250
Vodafone Airtouch, PLC—ADR	3,000	58,950

		123,500

TOTAL COMMON STOCK (100.2%)		3,156,248

TOTAL INVESTMENTS (100.2%)		3,156,248

CASH AND RECEIVABLES LESS LIABILITIES (-0.2%)		(7,209)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$3,149,039

* Non-income producing security

See notes to financial statements.

SUPPLEMENTARY INFORMATION

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Six Months Ended June 30, 2003		Year Ended December 31
			2002	2001	2000	1999
Investment income	$0.05		$0.11	$0.11	$0.12	$0.12
Expenses	0.06		0.15	0.19	0.22	0.20

Net investment loss	(0.01)		(0.04)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	1.54		(5.07)	(1.28)	(2.42)	4.07

Net increase (decrease) in contract owners’ equity	1.53		(5.11)	(1.36)	(2.52)	3.99
Net contract owners’ equity:
Beginning of period	10.19		15.30	16.66	19.18	15.19

End of period	$11.72		$10.19	$15.30	$16.66	$19.18

Ratio of expenses to average contract owners’ equity	1.21	% *	1.19%	1.21%	1.20%	1.22%
Ratio of net investment loss to average contract owners’ equity	(0.24	%)*	(0.34%)	(0.51%)	(0.55%)	(0.51%)
Portfolio turnover	0%		1%	12%	1%	14%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of period	207,859		211,880	238,382	361,853	609,502

* Annualized

See notes to financial statements.

SUPPLEMENTARY INFORMATION—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	1998	1997	1996	1995	1994
Investment income	$0.10	$0.10	$0.11	$0.13	$0.15
Expenses	0.14	0.12	0.09	0.07	0.07

Net investment income (loss)	(0.04)	(0.02)	0.02	0.06	0.08
Net realized and unrealized gain (loss) on investments	3.85	2.96	1.51	1.44	(0.32)

Net increase (decrease) in contract owners’ equity	3.81	2.94	1.53	1.50	(0.24)
Net contract owners’ equity:
Beginning of year	11.38	8.44	6.91	5.41	5.65

End of year	$15.19	$11.38	$8.44	$6.91	$5.41

Ratio of expenses to average contract owners’ equity	1.07%	1.16%	1.20%	1.21%	1.21%
Ratio of net investment income (loss) to average contract owners’ equity	(0.30%)	(0.16%)	0.30%	0.89%	1.72%
Portfolio turnover	11%	25%	28%	101%	70%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of year	1,043,607	1,310,831	1,538,926	1,767,394	2,097,793

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2003

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to or charged to contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $934,959 and gross unrealized losses of $665,280 at June 30, 2003. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2003 and the year ended December 31, 2002 is shown below.

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Cost of investments purchased	$—	$40,931
Less: Short-term securities	—	—

	$—	$40,931

Proceeds from investments sold	$180,381	$565,130
Less: Short-term securities	—	—

	$180,381	$565,130

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2003

NOTE B—FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately 0.50% and 0.70%, respectively, of the net assets of Separate Account B.

See notes to financial statements.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value	End of Month	Accumulation Unit Value
December 1968	1.036279	March 1997	8.468896
December 1969	1.080379	June	10.238554
December 1970	1.030039	September	11.146167
December 1971	1.178612	December	11.384926
December 1972	1.403795	March 1998	12.975484
December 1973	1.126624	June	13.465013
December 1974	0.863269	September	11.758633
December 1975	1.022844	December	15.192155
December 1976	1.156853	March 1999	15.889579
December 1977	1.064425	June	17.218781
December 1978	1.094150	September	15.844714
December 1979	1.219189	December	19.180992
December 1980	1.555258	March 2000	19.749348
December 1981	1.473246	June	19.048870
December 1982	1.812441	September	17.707495
December 1983	2.132092	December	16.659801
December 1984	2.029912	March 2001	14.835643
December 1985	2.480050	June	16.233254
December 1986	2.743444	September	13.226137
December 1987	2.734169	December	15.297123
December 1988	3.087892	March 2002	14.625826
December 1989	3.812606	June	12.053638
December 1990	3.736441	September	9.364676
December 1991	5.036212	December	10.188983
December 1992	5.028547	January 2003	9.966155
December 1993	5.646864	February	9.863378
December 1994	5.410722	March	9.728625
March 1995	5.656995	April	10.720323
June	6.194660	May	11.505432
September	6.505252	June	11.721042
December	6.908158
March 1996	7.309625
June	7.593667
September	7.851947
December	8.435567

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1994, on the last valuation day of each quarter from March 1995 through December 2002, and on the last valuation day of each month beginning January 2003. The results shown should not be considered as a representation of the results which may be realized in the future.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5-6. [RESERVED].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED].

ITEM 9. CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures by the Registrant in this Form N-CSR were recorded, processed, summarized, and reported timely.

(b)	At the date of filing this Form N-CSR, the Registrant’s Principal Executive Officer and Principal Financial Officer is aware of no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of this evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)	Not applicable.

(b)	(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell

David G. Fussell, Chairman, Board of Managers

Date: August 29, 2003.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell

David G. Fussell, Chairman, Board of Managers

Date: August 29, 2003.